Income taxes - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Income tax benefit at tax rate	29.825%
Tax loss carryforward for corporate income tax purposes	€ 288,600	€ 233,700
Maximum tax loss at risk due to ownership changes	59,000
Tax loss carryforward for trade tax purposes	287,700	234,600
Borrowings
Income taxes
Deferred tax liabilities	93	0
Deferred tax assets	44	61
Leasehold improvements and equipment and right-of-use assets
Income taxes
Deferred tax liabilities	276	280
Other assets.
Income taxes
Deferred tax liabilities	1,054	316
Long term financial assets.
Income taxes
Deferred tax liabilities		1,146
Deferred tax assets	1,149
Contract liabilities
Income taxes
Deferred tax assets	47	556
Trade and other receivable
Income taxes
Deferred tax assets	1,194	463
Lease liabilities
Income taxes
Deferred tax assets	206	194
Trade and other payable
Income taxes
Deferred tax liabilities	0	60
Deferred tax assets	31	7
Intangible assets other than goodwill [member]
Income taxes
Deferred tax assets	207	303
AbCheck
Income taxes
Tax loss carryforward for corporate income tax purposes	€ 20	€ 803